FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Apr. 30, 2016
FINANCIAL INSTRUMENTS [Abstract]
Material cost	$ 0.0	$ 0.0
Assets fair value		3.1
Liabilities fair value		$ 3.1
Forward exchange contracts			$ 29.9